Borrowings (Details 2) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Total borrowings as per Statement of Financial Position	$ 647,128	$ 511,329	$ 559,121
Statement [Line Items]
Argentine peso fixed rate amount	11,309	43,710
US Dollar fixed rate amount	635,428	404,319
Subtotal fixed-rate borrowings	646,737	448,029
US Dollar floating-rate borrowings	391
Argentine peso floating-rate borrowings		63,300
Subtotal floating-rate borrowings	391	63,300
Total borrowings as per analysis	647,128	511,329
Argentine Peso [Member]
Total borrowings as per Statement of Financial Position	645,448	506,040
Statement [Line Items]
Argentine peso fixed rate amount	11,309	43,710
US Dollar fixed rate amount	633,748	399,030
Subtotal fixed-rate borrowings	645,057	442,740
US Dollar floating-rate borrowings	391
Argentine peso floating-rate borrowings		63,300
Subtotal floating-rate borrowings	391	63,300
Total borrowings as per analysis	645,448	506,040
Uruguayan Peso [Member]
Total borrowings as per Statement of Financial Position	1,680	5,289
Statement [Line Items]
Argentine peso fixed rate amount	0	0
US Dollar fixed rate amount	1,680	5,289
Subtotal fixed-rate borrowings	1,680	5,289
US Dollar floating-rate borrowings	0
Argentine peso floating-rate borrowings		0
Subtotal floating-rate borrowings	0	0
Total borrowings as per analysis	$ 1,680	$ 5,289